Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt
Summary of outstanding debt

As of December 31	2011	2010

Term loan credit facility due October 2013 (LIBOR + 1.38%)	$428	$—
Term loan credit facility (LIBOR + 2.5%)	—	975
8.205% junior subordinated deferrable interest debentures due January 2027	687	687
6.25% EUR 500 debt securities due July 2014	653	667
5.00% senior notes due September 2020	598	598
3.50% senior notes due September 2015	597	597
3.125% senior notes due May 2016	500	—
4.76% CAD 375 debt securities due March 2018	368	—
5.05% CAD 375 debt securities due April 2011	—	372
6.25% senior notes due September 2040	297	297
7.375% debt securities due December 2012	225	225
Other	139	88

Total debt	4,492	4,506
Less short-term and current portion of long-term debt	337	492

Total long-term debt	$4,155	$4,014

Repayments of long-term debt

2012	$337
2013	404
2014	673
2015	612
2016	509
Thereafter	1,957

$4,492